Other Liabilities - Workforce Reduction and Environmental Liabilities (Details) - USD ($) $ in Millions	3 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Other Liabilities
Total amounts accrued for workforce reductions	$ 2,631	$ 1,359
Charge for structural actions	1,472
Total amounts accrued for non-ARO environmental liabilities	266	248
Total amounts accrued for ARO liabilities	$ 122	$ 119